Financial instruments - Fair value - Level 3 instrument, Egyptian natural gas supply contract, narrative (Details) - Fair value of Egypt gas supply contract derivative - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 14,341	$ 20,402
Level 3 of fair value hierarchy
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 14,300	$ 20,400